UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  March 31, 2011

Check here if Amendment [X]; Amendment Number:  2

This Amendment (Check only one.):  [ ] is a restatement.
                                   [X] adds new holding entries.

Institutional Investment Manager Filing this Report:

Name:     RiverNorth Capital Management, LLC
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Address:  325 N. LaSalle Street, Suite 645
          ---------------------------------
          Chicago, IL 60654
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13F File Number:  28-13256
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The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   Jonathan M. Mohrhardt
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Title:  Chief Compliance Officer
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Phone:  (312) 840-9012
        ---------------------------------------------------

Signature, Place, and Date of Signing:

    /s/Jonathan M. Mohrhardt       Chicago, IL        September 29, 2011
    ------------------------   -------------------    ------------------
        [Signature]             [City, State]               [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                             FORM 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:                             0
                                            --------------------
Form 13F Information Table Entry Total:                        4
                                            ---------------------
Form 13F Information Table Value Total:                    1,424
                                            ---------------------
                                                 (thousands)

List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                       2

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
                                        RIVERNORTH CAPITAL MANAGEMENT, LLC
                                                 As of 3/31/2011
            ITEM 1                  ITEM 2          ITEM 3     ITEM 4          ITEM 5            ITEM 6   ITEM 7        ITEM 8
-----------------------------------------------------------------------------------------------------------------------------------
        Name of Issuer          Title of class       CUSIP     Value   Shares/                  Investment  Other   Voting Authority
                                                              (x$1000) Prn Amt  Sh/Prn Put/Call Discretion Managers Sole Shared None
------------------------------  -----------------  ---------  -------- ------- ------ -------- ---------- -------- ---- ------ ----
BLACKROCK BUILD AMER BD TR      SHS                09248X100     325      18,648  SH            SOLE                18,648
EAGLE CAP GROWTH FD INC         COM                269451100     120      17,194  SH            SOLE                17,194
LIBERTY ALL STAR GROWTH FD I    COM                529900102     868     188,197  SH            SOLE               188,197
MORGAN STANLEY EMER MKTS DEB    COM                61744H105     111      10,875  SH            SOLE                10,875

TOTAL                                                                      1,424